Finance debt (Tables)	6 Months Ended
Jun. 30, 2019
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Balance by Type of Finance Debt
13.1.	Balance by type of finance debt

	06.30.2019	12.31.2018
In Brazil
Banking Market	5,349	9,576
Capital Market	2,905	3,320
Development banks	2,123	3,346
Others	15	9

Total	10,392	16,251

Abroad
Banking Market	23,130	24,124
Capital Market	37,679	39,627
Development banks	40	41
Export Credit Agency	4,049	3,881
Others	237	251

Total	65,135	67,924

Total finance debt	75,527	84,175

Current	5,695	3,667
Non-current	69,832	80,508

Changes in Finance Debt and Reconciliation with Cash Flows from Financing Activities
13.2.	Changes in finance debt and reconciliation with cash flows from financing activities

	Balance at 12.31.2017	Adoption of IFRS 9	Additions	Principal amortization (*)	Interest amortization (*)	Accrued interest (**)	Foreign exchange/ inflation indexation charges	Cumulative translation adjustment (CTA)	Modification of contractual cash flows	Balance at 12.31.2018
In Brazil	21,930	65	2,442	(5,451)	(1,220)	1,338	27	(2,880)	—	16,251
Abroad	87,116	177	8,644	(27,988)	(4,465)	4,400	1,409	(1,357)	(12)	67,924

	109,046	242	11,086	(33,439)	(5,685)	5,738	1,436	(4,237)	(12)	84,175

	Balance at 12.31.2018		Additions	Principal amortization (*)	Interest amortization (*)	Accrued interest (**)	Foreign exchange/ inflation indexation charges	Cumulative translation adjustment (CTA)	Transfer to liabilities classified as held for sale	Balance at 06.30.2019
In Brazil		16,251	1,219	(5,475)	(427)	508	64	141	(1,888)	10,393
Abroad		67,924	3,582	(6,327)	(1,988)	1,985	(162)	120	—	65,134

		84,175	4,801	(11,802)	(2,415)	2,493	(98)	261	(1,888)	75,527

Reconciliation to the Statement of Cash Flows
PP&E on credit			(76)	—	—
Debt restructuring			—	(185)	—
Deposits linked to financing			—	—	16
Discontinued operations			—	30	50

Net cash used in financing activities			4,725	(11,957)	(2,349)

(*)	It includes pre-payments.
(**)	It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.

Summarized Information on Current and Non-Current Finance Debt
13.3.	Summarized information on current and non-current finance debt

Maturity in	2019	2020	2021	2022	2023	2024 onwards	Total (**)	Fair value
Financing in U.S.Dollars (US$)(*):	4,221	972	3,366	3,794	6,924	40,808	60,085	67,926

Floating rate debt	3,542	969	1,938	3,053	5,321	12,461	27,284
Fixed rate debt	679	3	1,428	741	1,603	28,347	32,801
Average interest rate	5.6%	5.6%	5.5%	5.6%	5.5%	6.5%	6.2%
Financing in Brazilian Reais (R$):	411	615	638	1,597	1,872	5,259	10,392	10,332

Floating rate debt	144	306	392	1,273	1,653	3,383	7,151
Fixed rate debt	267	309	246	324	219	1,876	3,241
Average interest rate	4.4%	4.5%	4.7%	5.0%	4.8%	4.2%	4.5%
Financing in Euro (€):	15	87	264	491	460	1,513	2,830	3,738

Fixed rate debt	15	87	264	491	460	1,513	2,830
Average interest rate	4.5%	4.7%	4.8%	4.8%	4.6%	4.6%	4.7%
Financing in Pound Sterling (£):	52	23	—	—	—	2,140	2,215	2,598

Fixed rate debt	52	23	—	—	—	2,140	2,215
Average interest rate	6.8%	6.2%	—	—	—	6.3%	6.3%
Financing in other currencies:	5	—	—	—	—	—	5	5

Fixed rate debt	5	—	—	—	—	—	5
Average interest rate	9.9%	—	—	—	—	—	9.9%

Total as of June 30, 2019	4,704	1,697	4,268	5,882	9,256	49,720	75,527	84,599

Average interest rate	5.4%	5.4%	5.4%	5.5%	5.4%	6.4%	6.0%

Total as of December 31, 2018	3,667	3,921	7,012	10,317	11,951	47,307	84,175	85,929

Average interest rate	5.5%	5.9%	5.9%	5.8%	5.8%	6.4%	6.1%

(*)	Includes debt raised in Brazil (in Brazilian reais) indexed to the U.S. dollar.
(**)	The average maturity of outstanding debt as of June 30, 2019 is 10.25 years (9.14 years as of December 31, 2018).

Lines of Credit
13.4.	Lines of credit

				Amount
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV	BNP Paribas	12/22/2016	1/9/2021	350	310	40
PGT BV	Syndicate of banks	3/7/2018	2/7/2023	4,350	—	4,350
Petrobras	New Development Bank	8/27/2018	8/27/2022	200	40	160
PGT BV	Syndicate of banks	3/27/2019	2/27/2024	3,250	—	3,250

Total				8,150	350	7,800

In Brazil
Petrobras	Banco do Brasil	3/23/2018	1/26/2023	522	—	522
Petrobras	Bradesco	6/1/2018	5/31/2023	522	—	522
Petrobras	Banco do Brasil	10/4/2018	9/5/2025	522	—	522
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	86	—	86

Total				1,652	—	1,652